Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.73	0.80
Average foreign currency exchange rate	0.77	0.77	0.76
Australian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.70	0.78
Average foreign currency exchange rate	0.75	0.77	0.74
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.14	1.20
Average foreign currency exchange rate	1.18	1.13	1.11
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.03	0.06
Average foreign currency exchange rate	0.04	0.06	0.07
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.15	0.15
Average foreign currency exchange rate	0.15	0.15	0.15
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.11	0.12
Average foreign currency exchange rate	0.12	0.12	0.12
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.0143	0.0157
Average foreign currency exchange rate	0.0156	0.0154	0.0150